Shareholder Report, Average Annual Return (Details) 74200175300_Franklin Retirement Advantage Plus 2055 Fund_Class R5_TSR Annual {Class R5}	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R5
Average Annual Return, Percent	12.94%	8.36%	10.23%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	2.71%	(0.40%)	1.35%
S&P Target Date To 2055 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Target Date To 2055 Index
Average Annual Return, Percent	20.47%	9.75%	11.01%